Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 5,027	$ 5,529
Unpaid Principal Balance	6,205	7,202
Valuation Allowance	279	346
Commitments to Lend Additional Funds	204	289
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	550	849
Unpaid Principal Balance	915	1,364
Valuation Allowance	44	68
Commitments to Lend Additional Funds	199	284
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	280	293
Unpaid Principal Balance	596	697
Valuation Allowance	11	10
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,946	2,274
Unpaid Principal Balance	2,339	2,847
Valuation Allowance	116	153
Commitments to Lend Additional Funds	1
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	302	281
Unpaid Principal Balance	400	456
Valuation Allowance	22	22
Commitments to Lend Additional Funds	4	4
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	230	222
Unpaid Principal Balance	230	222
Valuation Allowance	60	64
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	3,308	3,919
Unpaid Principal Balance	4,480	5,586
Valuation Allowance	253	317
Commitments to Lend Additional Funds	204	288
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	38	36
Unpaid Principal Balance	44	42
Valuation Allowance	1	1
Commitments to Lend Additional Funds		1
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,681	1,574
Unpaid Principal Balance	1,681	1,574
Valuation Allowance	$ 25	$ 28